Disclosures about Fair Value of Assets and Liabilities - Estimated fair values of other financial instruments (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount
Financial assets
Cash and cash equivalents	$ 6,098,870	$ 7,293,711
Interest-earning time deposits in banks		2,972,000
Other investments	81,918	96,041
Loans held for sale	262,461	711,986
Loans, net of allowance for loan losses	180,639,502	173,753,059
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	1,817,415	2,053,472
Financial liabilities
Deposits	251,738,391	258,520,729
Short-term borrowings	19,610,297	12,740,610
Advances from borrowers for taxes and insurance	857,814	832,345
Interest payable	210,226	276,757
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	6,098,870	7,293,711
Interest-earning time deposits in banks
Other investments
Loans held for sale
Loans, net of allowance for loan losses
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits
Short-term borrowings
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks		2,972,000
Other investments	81,918	96,041
Loans held for sale	262,461	711,986
Loans, net of allowance for loan losses
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	1,817,415	2,053,472
Financial liabilities
Deposits	143,586,822	135,656,067
Short-term borrowings	19,610,297	12,740,610
Advances from borrowers for taxes and insurance	857,814	832,345
Interest payable	210,226	276,757
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks
Other investments
Loans held for sale
Loans, net of allowance for loan losses	178,866,833	172,609,490
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits	111,116,837	125,864,749
Short-term borrowings
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit